Non-Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2022
Non-Current Financial Assets
Schedule of non-current financial assets

	December 31,
	2022	2021
Cost at opening balance	3,915	2,225
Additional acquisition	7,064	1,686
Exchange differences	231	4
Net book value	11,210	3,915